Other Investments - Summary of Other Investments (Parenthetical) (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other investments [line items]
Bonus share received		$ 0
Gain deferred on bonus shares		25,000
Share price	$ 3.66	$ 0.52
Number of warrants outstanding	38,654,654	45,885,172	15,795,422
Top of range [member]
Other investments [line items]
Share price	$ 3.27	$ 1.77
Bottom of range [member]
Other investments [line items]
Share price	2.42	0.19
The Hydropothecary Corporation [member]
Other investments [line items]
Proceed from sale of shares	932,000
Canopy Growth Corporation [member]
Other investments [line items]
Proceeds from derecognition of vert shares	258,000
Proceed from sale of shares	$ 88,000
AbCann Global Corp. [member]
Other investments [line items]
Warrant exercised	3,658,537
Bonus share received		0
Cash paid to exercise warrants	$ 2,268,000
Gain deferred on bonus shares		75,000
Bonus warrant received		0
Deferred gain		$ 24,000
Assumptions used to calculate fair value of warrants,risk free rate	1.66%
Assumptions used to calculate fair value of warrants,volatility	65.00%	65.00%
Share price	$ 1.53	$ 0.80
Assumptions used to calculate fair value of warrants,expected life	9 months 3 days
Assumptions used to calculate fair value of warrants,dividend yield	0.00%	0.00%
Number of warrants outstanding	182,927
AbCann Global Corp. [member] | Top of range [member]
Other investments [line items]
Assumptions used to calculate fair value of warrants,risk free rate		0.60%
Assumptions used to calculate fair value of warrants,expected life		8 months 12 days
AbCann Global Corp. [member] | Bottom of range [member]
Other investments [line items]
Assumptions used to calculate fair value of warrants,risk free rate		0.73%
Assumptions used to calculate fair value of warrants,expected life		1 year 8 months 12 days
Evergreen Medicinal Supply Inc. [member]
Other investments [line items]
Subscription of second tranche of shares	100,000
Option exercised for the acquisition of equity	$ 500,000
Option exercised to acquire additional equity percentage	5.00%
Total additional investment subscribed but not received	$ 600,000
Panda Capital Inc [member]
Other investments [line items]
Shares purchased in reverse takeover	1,270,000
Cash payment for shares purchased	$ 1,016,000
Proceed from sale of shares	$ 9,859,000